Document and Entity Information	Mar. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	DBX ETF TRUST
Entity Incorporation State Country Code	DE
Entity File Number	811-22487
Entity Tax Identification Number	93-2801238
Entity Address Address Line 1	875 Third Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	454-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol	BHYB
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false
Entity Central Index Key	0001503123
Amendment Flag	false